Income Tax Expense	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Tax Expense
34. Income Tax Expense
34.1 Details of income tax expense for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Income tax payable
Current income tax expense	￦	1,984,075	￦	1,468,269	￦	1,594,917
Adjustments of income tax of prior years recognized in current tax		(122,385)		(35,326)		(27,266)

		1,861,690		1,432,943		1,567,651

Changes in deferred income tax assets and liabilities *		(397,828)		557,002		(417,219)

Income tax recognized directly in equity and others
Remeasurements of net defined benefit liabilities		(91,150)		25,895		31,076
Currency translation differences		(15,059)		(11,866)		(12,919)
Net gains or losses on financial assets at fair value through other comprehensive income		2,344,582		(1,198,075)		(421,425)
Share of other comprehensive income or loss of associates and joint ventures		44		(7)		(170)
Gains or losses on cash flow hedging instruments		(25,049)		(1,913)		(12,501)
Gains or losses on hedging instruments of net investments in foreign operations		24,936		4,931		66,971
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(14,009)		19,038		1,979
Finance gains or losses on insurance contract assets (liabilities)		(2,103,685)		772,435		1,139,335

		120,610		(389,562)		792,346

Others		(80,411)		(6,566)		13,863

Income tax expense	￦	1,504,061	￦	1,593,817	￦	1,956,641

34.2 Analysis of the relationship between net profit before income tax expense and income tax expense for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022			2023			2024
	Tax rate (%)	Amount		Tax rate (%)	Amount		Tax rate (%)	Amount
Profit before income tax expense		￦	5,394,963		￦	6,120,151		￦	6,985,247
Income tax at the applicable tax rate *	27.31		1,473,253	26.23		1,605,358	26.25		1,833,743
Non-taxable income	(1.06)		(57,320)	(0.72)		(44,197)	(0.98)		(68,560)
Non-deductible expenses	0.42		22,661	0.35		21,133	0.34		23,879
Tax credit and tax exemption	(0.04)		(2,380)	(0.03)		(2,006)	(0.03)		(2,067)
Temporary difference for which no deferred tax is recognized	2.52		135,694	(0.07)		(4,312)	(1.08)		(75,701)
Changes in recognition and measurement of deferred tax	0.91		49,262	1.12		68,362	3.32		231,943
Income tax refund for tax of prior years	(2.56)		(138,314)	(0.70)		(42,952)	(1.11)		(77,423)
Income tax expense of overseas branches	0.58		31,270	0.92		56,285	0.81		56,373
Tax rate change effect	0.05		2,714	0.01		622	0.00		—
Others	(0.24)		(12,779)	(1.05)		(64,476)	0.50		34,454

Average effective tax rate and income tax expense	27.87	￦	1,504,061	26.04	￦	1,593,817	28.01	￦	1,956,641

*
Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2022.

*
Applicable income tax rate for ￦ 200 million and below is 9.9%, for over ￦ 200 million to ￦ 20,000 million is 20.9%, for over ￦ 20,000 million to ￦ 300,000 million is 23.1% and for over ￦ 300,000 million is 26.4% for the years ended December 31, 2023 and 2024.

34.3 The impact of the global minimum tax
The Group is required to pay an additional tax amount on the difference between the GloBE effective tax rate of each subsidiary’s jurisdiction and the minimum tax rate of 15%, in accordance with the Pillar 2 legislation.
As a result, the Pillar 2 income tax expense recognized during the year ended December 31, 2024 is ￦ 471 million, and exceptions have been applied regarding the recognition and disclosure of related deferred tax assets and liabilities.